SCHEDULE OF TOTAL OPERATING REVENUE (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Revenue				$ 6,625,679
Concentration risk, percentage				32.50%
Revenue Benchmark [Member] | Customer B [Member]
Product Information [Line Items]
Revenue				$ 3,470,000
Concentration risk, percentage				17.00%
Revenue Benchmark [Member] | Customer C [Member]
Product Information [Line Items]
Revenue			$ 2,175,000	$ 2,750,000
Concentration risk, percentage			12.90%	13.50%
Revenue Benchmark [Member] | Customer D [Member]
Product Information [Line Items]
Revenue			$ 2,950,000
Concentration risk, percentage			17.50%
Revenue Benchmark [Member] | Customer E [Member]
Product Information [Line Items]
Revenue	$ 205,089	$ 1,600,000
Concentration risk, percentage	14.30%	14.30%
Revenue Benchmark [Member] | Customer F [Member]
Product Information [Line Items]
Revenue	$ 192,271	$ 1,500,000
Concentration risk, percentage	13.40%	13.40%
Revenue Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Revenue	$ 397,360	$ 3,100,000	$ 5,125,000	$ 12,845,679
Concentration risk, percentage	27.70%	27.70%	30.40%	63.00%
Accounts Receivable [Member] | Customer A [Member]
Product Information [Line Items]
Revenue				$ 1,247,168
Concentration risk, percentage				45.00%
Accounts Receivable [Member] | Customer B [Member]
Product Information [Line Items]
Revenue	$ 43,120	$ 336,403	$ 1,385,893
Concentration risk, percentage	16.90%	16.90%	26.80%
Accounts Receivable [Member] | Customer C [Member]
Product Information [Line Items]
Revenue			$ 800,000
Concentration risk, percentage			15.40%
Accounts Receivable [Member] | Customer D [Member]
Product Information [Line Items]
Revenue			$ 750,000
Concentration risk, percentage			14.50%
Accounts Receivable [Member] | Customer E [Member]
Product Information [Line Items]
Revenue	$ 76,908	$ 600,000
Concentration risk, percentage	30.20%	30.20%
Accounts Receivable [Member] | Customer F [Member]
Product Information [Line Items]
Revenue	$ 64,090	$ 500,000
Concentration risk, percentage	25.10%	25.10%
Accounts Receivable [Member] | Customers [Member]
Product Information [Line Items]
Revenue	$ 184,118	$ 1,436,403	$ 2,935,893	$ 1,247,168
Concentration risk, percentage	72.20%	72.20%	56.70%	45.00%